PROPERTY AND EQUIPMENT, NET - Schedule of Property And Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Property, Plant and Equipment, Gross	$ 22,042	$ 17,762
Accumulated depreciation	7,540	4,517
Total	14,502	13,245
Computers and software [Member]
Cost:
Property, Plant and Equipment, Gross	5,623	3,680
Office furniture and equipment [Member]
Cost:
Property, Plant and Equipment, Gross	608	557
Electronic equipment [Member]
Cost:
Property, Plant and Equipment, Gross	11,178	8,931
Leasehold improvements [Member]
Cost:
Property, Plant and Equipment, Gross	$ 4,633	$ 4,594